UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Total Return Bond Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	LONG-TERM INVESTMENTS – 99.4%

	CONVERTIBLE PREFERRED SECURITIES – 0.7%

	Banks – 0.7%

75	Bank of America Corporation	7.250%		BB+	$91,563
	Total Convertible Preferred Securities (cost $63,225)				91,563

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 40.0%

	Auto Components – 0.3%

$45	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB	$47,531

	Automobiles – 0.2%

30	General Motors Financial Company Inc.	4.250%	5/15/23	BBB–	31,173

	Banks – 7.5%

100	Bank of America Corporation	4.200%	8/26/24	A–	105,744

200	Barclays Bank PLC	3.650%	3/16/25	A	197,322

20	CIT Group Inc.	5.000%	8/01/23	BB+	21,175

30	Citigroup Inc.	6.125%	8/25/36	A–	36,050

25	HSBC Holdings PLC	6.800%	6/01/38	A+	33,062

125	JPMorgan Chase & Company	3.900%	7/15/25	A+	134,865

45	JPMorgan Chase & Company	6.400%	5/15/38	A+	62,137

35	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB	36,700

200	Santander UK PLC, 144A	5.000%	11/07/23	A–	208,431

200	Societe Generale, 144A	5.000%	1/17/24	A–	208,928
	Total Banks				1,044,414

	Building Products – 1.9%

200	LafargeHolcim Finance US LLC, 144A	3.500%	9/22/26	BBB	203,392

60	Owens Corning Incorporated	4.200%	12/15/22	BBB	64,466
	Total Building Products				267,858

	Capital Markets – 2.4%

75	Goldman Sachs Group, Inc.	5.750%	1/24/22	A	87,065

85	Goldman Sachs Group, Inc.	3.625%	1/22/23	A	89,846

75	Morgan Stanley	4.000%	7/23/25	A	80,699

70	Morgan Stanley	3.950%	4/23/27	A–	72,853
	Total Capital Markets				330,463

	Chemicals – 1.9%

25	Hexion Inc.	6.625%	4/15/20	B3	21,938

25	Momentive Performance Materials Inc., (4), (5)	8.875%	10/15/20	N/R	—

NUVEEN	1

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Chemicals (continued)

$25		Momentive Performance Materials Inc.	3.880%	10/24/21	B	$20,844

200		Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB–	217,220
		Total Chemicals				260,002

		Consumer Finance – 0.6%

75		Discover Financial Services	5.200%	4/27/22	BBB+	82,578

		Containers & Packaging – 0.3%

50	CAD	Cascades Inc., 144A	5.500%	7/15/21	BB–	38,583

		Diversified Financial Services – 1.5%

200		BNP Paribas, 144A	4.375%	5/12/26	A	206,732

		Diversified Telecommunication Services – 0.9%

30		AT&T, Inc.	3.800%	3/15/22	A–	32,135

25		AT&T, Inc.	5.550%	8/15/41	A–	28,608

65		Qwest Corporation	6.750%	12/01/21	BBB–	72,394
		Total Diversified Telecommunication Services				133,137

		Energy Equipment & Services – 1.4%

200		Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB–	203,657

		Food & Staples Retailing – 0.3%

40		Sysco Corporation	3.300%	7/15/26	A3	41,492

		Health Care Equipment & Supplies – 0.8%

100	EUR	Ephios Bondco PLC, 144A	6.250%	7/01/22	B+	118,826

		Hotels, Restaurants & Leisure – 1.1%

150		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	155,625

		Household Durables – 0.4%

50		Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	B+	51,750

		Household Products – 0.7%

100		Kimberly-Clark de Mexico, S.A.B. de C.V, 144A	3.250%	3/12/25	A	99,279

		Independent Power & Renewable Electricity Producers – 0.1%

15		GenOn Energy Inc.	9.500%	10/15/18	CCC+	11,850

		Industrial Conglomerates – 1.5%

200		Alfa SAB de CV, 144A	5.250%	3/25/24	BBB–	213,000

		Insurance – 1.3%

50		Genworth Holdings Inc.	4.800%	2/15/24	Ba3	41,125

30		Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	33,479

100		Symetra Financial Corporation	4.250%	7/15/24	Baa1	103,872
		Total Insurance				178,476

2	NUVEEN

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Machinery – 1.2%

$55		Eaton Corporation	4.150%	11/01/42	A–	$58,867

50		Ingersoll Rand	5.750%	6/15/43	BBB	62,715

40		Terex Corporation	6.000%	5/15/21	BB	40,900
		Total Machinery				162,482

		Media – 1.3%

70		21st Century Fox America Inc.	6.650%	11/15/37	BBB+	92,469

20		Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	20,000

45		SES SA, 144A	3.600%	4/04/23	BBB	45,899

25	CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	19,541
		Total Media				177,909

		Metals & Mining – 1.7%

20		Alcoa Inc.	5.400%	4/15/21	BBB–	21,400

30		Allegheny Technologies Inc.	7.875%	8/15/23	B	28,875

25		Anglogold Holdings PLC	6.500%	4/15/40	Baa3	25,500

55		ArcelorMittal	7.250%	2/25/22	BB+	62,424

35		Century Aluminum Company, 144A	7.500%	6/01/21	BB–	32,200

25		First Quantum Minerals Limited, 144A	6.750%	2/15/20	B	23,125

30		Teck Resources Limited	3.750%	2/01/23	B+	27,488

25		Vale Overseas Limited	6.875%	11/10/39	BBB	24,188
		Total Metals & Mining				245,200

		Oil, Gas & Consumable Fuels – 3.0%

25		Anadarko Petroleum Corporation	6.200%	3/15/40	BBB	28,651

80		Apache Corporation	4.250%	1/15/44	BBB	77,904

150	CAD	Baytex Energy Corporation	6.625%	7/19/22	BB–	101,220

15		Calumet Specialty Products	7.625%	1/15/22	CCC+	12,113

5		Concho Resources Inc.	5.500%	10/01/22	BB+	5,188

10		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	9,400

25		Petrobras International Finance Company	5.375%	1/27/21	BB	24,750

40		Transocean Inc.	4.300%	10/15/22	BB–	32,100

50		Western Refining Inc.	6.250%	4/01/21	B	49,375

45		Woodside Finance Limited, 144A	3.650%	3/05/25	BBB+	45,400

25		YPF Sociedad Anonima, 144A	8.500%	3/23/21	B	27,900
		Total Oil, Gas & Consumable Fuels				414,001

		Paper & Forest Products – 1.1%

25		Domtar Corporation	4.400%	4/01/22	BBB–	26,429

80		Domtar Corporation	6.750%	2/15/44	BBB–	89,802

50		Resolute Forest Products	5.875%	5/15/23	B+	43,375
		Total Paper & Forest Products				159,606

NUVEEN	3

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Personal Products – 0.3%

$30	International Paper Company	8.700%	6/15/38	BBB	$44,451

	Real Estate Investment Trusts – 0.9%

45	American Tower Company	5.000%	2/15/24	BBB	50,995

75	Digital Realty Trust Inc.	3.625%	10/01/22	BBB	77,800
	Total Real Estate Investment Trusts				128,795

	Software – 1.4%

200	SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	194,500

	Specialty Retail – 0.3%

35	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA–	37,335

	Transportation Infrastructure – 1.4%

200	Mexico City Airport Trust, 144A	4.250%	10/31/26	BBB+	200,500

	Wireless Telecommunication Services – 2.3%

75	Colombia Telecommunications S.A. ESP, 144A	8.500%	9/30/65	B	65,250

200	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB	202,546

50	Sprint Corporation	7.250%	9/15/21	B+	50,250
	Total Wireless Telecommunication Services				318,046
	Total Corporate Bonds (cost $5,440,706)				5,599,251

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.5%

	Banks – 5.4%

$200	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (6)	6.750%	N/A (7)	Baa1	$220,031

200	Barclays PLC, (6)	8.250%	N/A (7)	BB+	199,750

50	Citigroup Inc.	6.125%	N/A (7)	BB+	52,000

200	HSBC Holdings PLC, (6)	6.875%	N/A (7)	BBB	209,500

60	JPMorgan Chase & Company	6.750%	N/A (7)	BBB–	66,900
710	Total Banks				748,181

	Capital Markets – 1.6%

25	Goldman Sachs Group Inc.	5.300%	N/A (7)	Ba1	25,625

200	UBS Group AG, Reg S, (6)	7.125%	N/A (7)	BB+	202,750
225	Total Capital Markets				228,375

	Diversified Financial Services – 1.4%

200	BNP Paribas, 144A, (6)	7.375%	N/A (7)	BBB–	199,500

	Electric Utilities – 0.7%

100	Electricite de France, 144A	5.250%	N/A (7)	BBB	97,760

4	NUVEEN

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Insurance – 0.4%

$50		Prudential Financial Inc.	5.200%	3/15/44	BBB+	$51,563
$1,285		Total $1,000 Par (or similar) Institutional Preferred (cost $1,279,467)				1,325,379

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 6.5%

$1		Countrywide Asset Backed Certificates, Series 2007-4 A2	5.297%	4/25/47	Caa1	$518

24		Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	21,704

145		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	158,803

250		Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	268,506

115		Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	121,361

283		Federal Home Loan Mortgage Corporation, Mortgage Pool	3.000%	4/01/43	Aaa	295,256

40		Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series 2013-K712, 144A	3.369%	5/25/45	AA	41,064
$858		Total Asset-Backed and Mortgage-Backed Securities (cost $904,697)				907,212

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		SOVEREIGN DEBT – 42.7%

		Argentina – 1.2%

$150		Republic of Argentina, 144A	7.625%	4/22/46	B	$169,200

		Australia – 3.9%

300	AUD	Australian Government, Reg S	5.750%	5/15/21	Aaa	271,446

300	AUD	Australian Government, Reg S	4.250%	4/21/26	Aaa	275,532
		Total Australia				546,978

		Canada – 4.5%

330	CAD	Canadian Government Bond	1.500%	6/01/26	AAA	263,198

480	CAD	Canadian Government Treasury Bill	0.750%	3/01/21	AAA	368,688
		Total Canada				631,886

		Dominican Republic – 0.8%

100		Dominican Republic, 144A	5.500%	1/27/25	BB–	106,000

		Germany – 11.9%

250	EUR	Deutschland Republic, Reg S	0.500%	2/15/25	Aaa	300,447

400	EUR	Deutschland Republic, Reg S	1.000%	8/15/25	Aaa	500,360

490	EUR	Deutschland Republic, Reg S	2.500%	8/15/46	Aaa	864,928
		Total Germany				1,665,735

		Hungary – 2.0%

63	HUF	Republic of Hungary, Government Bond	5.500%	6/24/25	BBB–	279,051

NUVEEN	5

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000) (3)		Description (1)	Coupon	Maturity	Ratings (2)	Value

		Indonesia – 1.0%

1,600	IDR	Republic of Indonesia	8.375%	9/15/26	BBB–	$133,179

		Italy – 2.8%

110	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	3.750%	9/01/24	BBB+	150,287

200	EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	2.000%	12/01/25	BBB+	242,959
		Total Italy				393,246

		Mexico – 4.6%

3,400	MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A3	176,235

4,000	MXN	Mexico Bonos de DeSarrollo	5.000%	12/11/19	A	205,401

4,550	MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	263,810
		Total Mexico				645,446

		Netherlands – 3.0%

350	EUR	Netherlands Government Bond, 144A, Reg S	0.500%	7/15/26	N/R	412,327

		South Africa – 3.3%

2,500	ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	178,910

3,450	ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	282,253
		Total South Africa				461,163

		Sri Lanka – 1.5%

200		Republic of Sri Lanka, 144A	6.850%	11/03/25	B+	214,602

		Turkey – 1.5%

200		Republic of Turkey, Government Bond	5.750%	3/22/24	BBB–	215,376

		Uruguay – 0.7%

100		Republic of Uruguay	5.100%	6/18/50	BBB	103,750
		Total Sovereign Debt (cost $5,943,801)				5,977,939
		Total Long-Term Investments (cost $13,631,896)				13,901,344

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 3.6%

		REPURCHASE AGREEMENTS – 3.6%

$509		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $509,027, collateralized by $460,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $520,950	0.030%	10/03/16		$509,026
		Total Short-Term Investments (cost $509,026)				509,026
		Total Investments (cost $14,140,922) – 103.0%				14,410,370
		Other Assets Less Liabilities – (3.0)% (8)				(423,389)
		Net Assets – 100%				$13,986,981

6	NUVEEN

Investment in Derivatives as of September 30, 2016

Options Purchased

Counterparty	Put Notional Amount	Call Notional Amount (9)	Expiration Date	Strike Price	Value
Bank of America, N.A.	1,050,000 USD	19,435,500 MXN	12/15/16	$18.51 MXN	$12,515
Total Options Purchased (premiums paid $13,635)					$12,515

Forward Foreign Currency Exchange Contracts

Counterparty	Currency Contracts to Deliver	Notional Amount (Local Currency)	In Exchange For Currency	Notional Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Bank of America, N.A.	Colombian Peso	1,235,000,000	U.S. Dollar	431,516	10/24/16	$4,849
Bank of America, N.A.	Indonesian Rupiah	1,800,000,000	U.S. Dollar	136,986	11/14/16	(645)
Bank of America, N.A.	Mexican Peso	2,700,000	U.S. Dollar	138,854	10/28/16	(6)
Bank of America, N.A.	Mexican Peso	4,067,869	U.S. Dollar	208,733	10/28/16	(476)
Bank of America, N.A.	U.S. Dollar	1,925	Mexican Peso	38,000	10/28/16	30
Bank of America, N.A.	U.S. Dollar	79,296	Mexican Peso	1,450,000	10/28/16	(4,723)
Bank of America, N.A.	U.S. Dollar	422,511	Colombian Peso	1,235,000,000	10/24/16	4,156
Bank of America, N.A.	U.S. Dollar	1,453	Indonesian Rupiah	19,000,000	11/14/16	—
Bank of America, N.A.	U.S. Dollar	1,454	Indonesian Rupiah	19,000,000	11/14/16	(1)
Citibank, National Association	Euro	1,200,000	U.S. Dollar	1,347,858	11/30/16	(3,594)
Citibank, National Association	Euro	600,000	U.S. Dollar	674,441	11/30/16	(1,285)
Citibank, National Association	U.S. Dollar	235,932	Euro	210,000	11/30/16	573
Citibank, National Association	U.S. Dollar	1,109,723	Japanese Yen	111,000,000	10/28/16	(14,022)
Citibank, National Association	U.S. Dollar	695,569	Swedish Krona	5,800,000	10/28/16	(18,667)
Deutsche Bank AG	U.S. Dollar	412,717	Australian Dollar	542,000	11/30/16	1,577
Goldman Sachs Bank USA	Canadian Dollar	1,038,000	U.S. Dollar	790,117	11/30/16	(1,401)
JPMorgan Chase Bank, N.A.	U.S. Dollar	399,321	Malaysian Ringgit	1,600,000	10/17/16	(11,687)
JPMorgan Chase Bank, N.A.	U.S. Dollar	414,735	Malaysian Ringgit	1,700,000	10/17/16	(2,874)
Morgan Stanley Capital Services LLC	Hungarian Forint	77,200,000	U.S. Dollar	283,524	11/30/16	1,954
Morgan Stanley Capital Services LLC	U.S. Dollar	548,961	Indian Rupee	37,000,000	11/15/16	3,401
Morgan Stanley Capital Services LLC	U.S. Dollar	311,938	South African Rand	4,423,000	11/15/16	7,804
						$(35,037)

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Long Gilt	Long	6	12/16	$1,012,941	$(3,506)	$8,765
U.S. Treasury 5-Year Note	Short	(16)	12/16	(1,944,250)	3,375	(5,862)
U.S. Treasury 10-Year Note	Short	(15)	12/16	(1,966,875)	6,328	(463)
U.S. Treasury Ultra Bond	Short	(2)	12/16	(367,750)	4,313	5,807
				$(3,265,934)	$10,510	$8,247
*	Total aggregate Notional Amount at Value of long and short positions is $1,012,941 and $(4,278,875).

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	7

Nuveen Global Total Return Bond Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Convertible Preferred Securities	$91,563	$—	$—		$91,563
Corporate Bonds	—	5,599,251	—	*	5,599,251
$1,000 Par (or similar) Institutional Preferred	—	1,325,379	—		1,325,379
Asset-Backed and Mortgage-Backed Securities	—	907,212	—		907,212
Sovereign Debt	—	5,977,939	—		5,977,939
Short-Term Investments:
Repurchase Agreements	—	509,026	—		509,026
Investments in Derivatives:
Options Purchased	—	12,515	—		12,515
Forward Foreign Currency Exchange Contracts**	—	(35,037)	—		(35,037)
Futures Contracts**	8,247	—	—		8,247
Total	$99,810	$14,296,285	$—		$14,396,095
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $14,216,526.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$684,185
Depreciation	(490,341)
Net unrealized appreciation (depreciation) of investments	$193,844

8	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $1,031,531, representing 7.4% and 7.2% of Net Assets and Total Investments, respectively.

(7)	Perpetual security. Maturity date is not applicable.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(9)	For disclosure purposes, Call Notional Amount is calculated by multiplying the Put Notional Amount by the Strike Price.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

HUF	Hungary Forint

IDR	Indonesia Rupiah

MXN	Mexican Peso

ZAR	South African Rand

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	9

Nuveen NWQ Global All-Cap Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.0%

	COMMON STOCKS – 97.0%

	Auto Components – 2.5%

7,790	GKN PLC, (2)	$32,325

	Automobiles – 1.8%

325	Daimler AG, (2)	22,921

	Banks – 10.5%

7,020	Barclays PLC, (2)	15,220

845	CIT Group Inc.	30,674

645	Citigroup Inc.	30,463

2,620	ING Groep N.V., Ordinary Shares	32,346

670	Western Alliance Bancorporation, (3)	25,152
	Total Banks	133,855

	Beverages – 2.1%

3,440	Britvic PLC, (2)	26,895

	Capital Markets – 1.5%

1,375	UBS Group AG	18,728

	Chemicals – 6.4%

100	LG Chem Limited, (2)	22,117

1,230	Nissan Chemical Industries Limited, (2)	37,393

344	Nitto Denko Corporation, (2)	22,341
	Total Chemicals	81,851

	Communications Equipment – 1.4%

2,530	Ericsson LM, Class B Shares, (2)	18,267

	Containers & Packaging – 1.6%

4,130	DS Smith PLC, (2)	20,550

	Diversified Telecommunication Services – 3.4%

705	Nippon Telegraph and Telephone Corporation, ADR, (2)	32,244

800	Telefonica Brasil SA	11,549
	Total Diversified Telecommunication Services	43,793

	Electric Utilities – 1.6%

6,085	EDP – Energias de Portugal, S.A., (2)	20,421

	Electronic Equipment, Instruments & Components – 4.0%

335	Coherent Inc., (3)	37,031

920	VeriFone Holdings Inc., (3)	14,481
	Total Electronic Equipment, Instruments & Components	51,512

10	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing – 2.9%

805	Carrefour SA, (2)	$20,872

185	CVS Health Corporation	16,463
	Total Food & Staples Retailing	37,335

	Food Products – 4.2%

3,340	Orkla ASA, (2)	34,587

215	Treehouse Foods Inc., (3)	18,746
	Total Food Products	53,333

	Household Durables – 4.5%

1,365	Sekisui House, Ltd., (2)	23,255

1,930	Taylor Morrison, Class A (3)	33,968
	Total Household Durables	57,223

	Industrial Conglomerates – 2.3%

249	Siemens AG, Sponsored ADR, (2)	29,198

	Insurance – 4.7%

565	Ageas, (2)	20,658

220	AON PLC	24,748

165	Swiss Re AG, (2)	14,903
	Total Insurance	60,309

	IT Services – 1.8%

430	Luxoft Holding Inc., (3)	22,726

	Life Sciences Tools & Services – 3.6%

245	Bio-Rad Laboratories Inc., Class A (3)	40,133

200	Patheon N.V, (3)	5,926
	Total Life Sciences Tools & Services	46,059

	Machinery – 2.6%

392	Duerr AG, (2)	32,960

	Media – 3.2%

285	Time Warner Inc.	22,689

470	Viacom Inc., Class B	17,907
	Total Media	40,596

	Multiline Retail – 2.8%

250	Nordstrom, Inc.	12,970

325	Target Corporation	22,321
	Total Multiline Retail	35,291

	Oil, Gas & Consumable Fuels – 3.6%

1,050	Cheniere Energy Inc., (3)	45,779

NUVEEN	11

Nuveen NWQ Global All-Cap Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Pharmaceuticals – 11.2%

1,060	Almirall SA, (2), (3)	$16,302

1,285	GlaxoSmithKline PLC, (2)	27,369

865	Impax Laboratories Inc., (3)	20,501

635	Otsuka Holdings Company KK, (2)	28,945

86	Roche Holdings AG, Sponsored ADR, (2)	21,371

608	Teva Pharmaceutical Industries Limited, Sponsored ADR, (2)	28,220
	Total Pharmaceuticals	142,708

	Semiconductors & Semiconductor Equipment – 6.5%

1,305	Infineon Technologies AG, (2)	23,270

880	Microsemi Corporation, (3)	36,942

1,050	Teradyne Inc.	22,659
	Total Semiconductors & Semiconductor Equipment	82,871

	Software – 2.1%

685	Oracle Corporation	26,907

	Technology Hardware, Storage & Peripherals – 2.3%

610	Electronics For Imaging, (3)	29,841

	Tobacco – 1.9%

474	Imperial Brands PLC, (2)	24,397
	Total Long-Term Investments (cost $1,169,040)	1,238,651
	Other Assets Less Liabilities – 3.0%	38,585
	Net Assets – 100%	$1,277,236

Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$621,650	$617,001	$—	$1,238,651

12	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $1,199,082.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$161,133
Depreciation	(121,564)
Net unrealized appreciation (depreciation) of investments	$39,569

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

NUVEEN	13

Nuveen NWQ Global Equity Income Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.3%

	COMMON STOCKS – 88.7%

	Air Freight & Logistics – 4.1%

44,000	Deutsche Post AG, (2)	$1,377,572

7,700	United Parcel Service, Inc., Class B	842,072
	Total Air Freight & Logistics	2,219,644

	Airlines – 0.9%

5,300	Copa Holdings SA, Class A	466,029

	Automobiles – 1.4%

10,700	Daimler AG, (2)	754,645

	Banks – 8.7%

21,100	CIT Group Inc.	765,930

27,800	Citigroup Inc.	1,312,994

94,600	ING Groep N.V., Ordinary Shares	1,167,895

12,600	JPMorgan Chase & Co.	839,034

14,500	Wells Fargo & Company, (3)	642,060
	Total Banks	4,727,913

	Biotechnology – 1.2%

10,100	AbbVie Inc.	637,007

	Capital Markets – 4.8%

52,200	Ares Capital Corporation	809,100

14,800	Deutsche Boerse AG, (2), (4)	1,201,290

43,800	UBS Group AG, (2)	598,328
	Total Capital Markets	2,608,718

	Chemicals – 0.7%

71,500	CVR Partners LP	378,950

	Communications Equipment – 2.4%

24,400	Cisco Systems, Inc.	773,968

69,300	Ericsson LM, Class B Shares, (2)	500,365
	Total Communications Equipment	1,274,333

	Diversified Financial Services – 1.3%

93,000	Challenger Limited, (2)	728,256

	Diversified Telecommunication Services – 4.7%

42,400	Nippon Telegraph and Telephone Corporation, ADR, (2)	1,939,204

41,000	Telefonica Brasil SA	591,901
	Total Diversified Telecommunication Services	2,531,105

14	NUVEEN

Shares	Description (1)	Value

	Electric Utilities – 1.5%

234,700	EDP – Energias de Portugal, S.A., (2)	$787,654

	Electrical Equipment – 1.0%

8,500	Eaton PLC, (3)	558,535

	Financials – 1.7%

16,670	Merrill Lynch International Company CV, (2)	899,013

	Food & Staples Retailing – 1.4%

8,400	CVS Health Corporation	747,516

	Food Products – 2.5%

132,300	Orkla ASA, (2)	1,370,000

	Hotels, Restaurants & Leisure – 0.7%

6,900	Cedar Fair LP	395,301

	Household Durables – 1.3%

40,100	Sekisui House, Ltd., (2)	683,170

	Industrial Conglomerates – 3.7%

17,300	General Electric Company	512,426

31,000	Koninklijke Philips Electronics NV, (2)	917,276

4,800	Siemens AG, Sponsored ADR, (2)	562,849
	Total Industrial Conglomerates	1,992,551

	Insurance – 9.7%

24,000	Ageas, (2)	877,521

6,700	Allianz AG ORD Shares, (2)	995,687

12,600	CNA Financial Corporation,	433,566

14,800	Swiss Re AG, (2)	1,336,712

46,100	Unum Group,	1,627,791
	Total Insurance	5,271,277

	Media – 6.6%

31,200	Interpublic Group of Companies, Inc.	697,320

28,400	National CineMedia, Inc.	418,048

16,100	ProSiebenSat.1 Media AG, (2)	690,290

12,200	Time Warner Inc.	971,242

21,400	Viacom Inc., Class B	815,340
	Total Media	3,592,240

	Multiline Retail – 1.4%

11,100	Target Corporation	762,348

	Multi-Utilities – 2.6%

61,900	Veolia Environment S.A., ADR, (2)	1,426,274

NUVEEN	15

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels – 2.5%

10,500	Phillips 66			$845,775

11,300	Total SA, (2)			537,434
	Total Oil, Gas & Consumable Fuels			1,383,209

	Pharmaceuticals – 7.7%

41,500	AstraZeneca PLC			1,363,690

89,700	GlaxoSmithKline PLC, (2)			1,910,478

3,700	Roche Holdings AG, Sponsored ADR, (2)			919,444
	Total Pharmaceuticals			4,193,612

	Real Estate Investment Trusts – 2.3%

9,700	Apartment Investment & Management Company, Class A			445,327

27,600	Paramount Group Inc.			452,364

23,000	PennyMac Mortgage Investment Trust			358,340
	Total Real Estate Investment Trusts			1,256,031

	Road & Rail – 1.0%

5,800	Union Pacific Corporation			565,674

	Semiconductors & Semiconductor Equipment – 1.4%

41,500	Infineon Technologies AG, (2)			740,008

	Software – 5.6%

19,100	Microsoft Corporation			1,100,160

49,800	Oracle Corporation			1,956,144
	Total Software			3,056,304

	Specialty Retail – 1.0%

20,100	GameStop Corporation			554,559

	Tobacco – 2.9%

30,300	Imperial Brands PLC, (2)			1,559,560
	Total Common Stocks (cost $45,782,998)			48,121,436

Shares	Description (1)	Coupon	Ratings (5)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.7%

	Diversified Telecommunication Services – 1.3%

8,248	Frontier Communications Corporation	11.125%	N/R	$692,090

	Electric Utilities – 0.6%

6,336	Great Plains Energy Inc.	7.000%	N/R	326,240

	Pharmaceuticals – 3.8%

2,575	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	2,084,720
	Total Convertible Preferred Securities (cost $3,495,017)			3,103,050

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 1.0%

	Banks – 1.0%

$505	Bank of America Corporation	6.300%	12/29/49	BB+	$548,556
$505	Total Corporate Bonds (cost $511,612)				548,556

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 1.8%

	Insurance – 1.0%

21,000	National General Holding Company	7.625%		N/R	$545,790

	Wireless Telecommunication Services – 0.8%

15,500	United States Cellular Corporation	7.250%		Ba1	413,230
	Total $25 Par (or similar) Retail Preferred (cost $905,966)				959,020

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 2.1%

	Banks – 1.0%

$550	Citigroup Inc.	5.950%	N/A (6)	BB+	$559,994

	Food Products – 1.1%

30	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	31,050

524	Land O’ Lakes Incorporated, 144A	8.000%	N/A (6)	BB	542,340
554	Total Food Products				573,390
$1,104	Total $1,000 Par (or similar) Institutional Preferred (cost $1,090,977)				1,133,384
	Total Long-Term Investments (cost $51,786,570)				53,865,446
	Other Assets Less Liabilities – 0.7% (7)				400,032
	Net Assets – 100%				$54,265,478

Investments in Derivatives as of September 30, 2016

Options Written

Option Type	Number of Contracts	Description	Notional Amount (8)	Expiration Date	Strike Price	Value
Call	(41)	Interpublic Group of Companies, Inc.	$(102,500)	10/21/16	$25.0	$(410)
Call	(173)	National CineMedia, Inc.	(302,750)	12/16/16	17.5	(1,730)
	(214)	Total Options Written (premiums received $8,412)	$(405,250)			$(2,140)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market

NUVEEN	17

Nuveen NWQ Global Equity Income Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$24,808,406	$23,313,030	$—	$48,121,436
Convertible Preferred Securities	1,018,330	2,084,720	—	3,103,050
Corporate Bonds	—	548,556	—	548,556
$25 Par (or similar) Retail Preferred	959,020	—	—	959,020
$1,000 Par (or similar) Institutional Preferred	—	1,133,384	—	1,133,384
Investment in Derivatives:
Options Written	(2,140)	—	—	(2,140)
Total	$26,783,616	$27,079,690	$—	$53,863,306

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding investments in derivatives) was $51,896,850.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$3,445,533
Depreciation	(1,476,937)
Net unrealized appreciation (depreciation) of investments	$1,968,596

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(8)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

ADR	American Depositary Receipt

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

18	NUVEEN

Nuveen NWQ Multi-Cap Value Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.6%

	COMMON STOCKS – 99.6%

	Airlines – 1.8%

46,450	Southwest Airlines Co.	$1,806,441

	Automobiles – 2.5%

77,200	General Motors Company	2,452,644

	Banks – 11.8%

77,000	Bank of America Corporation	1,205,050

98,400	CIT Group Inc.	3,571,920

84,000	Citigroup Inc.	3,967,319

42,100	JPMorgan Chase & Co.	2,803,439
	Total Banks	11,547,728

	Capital Markets – 1.8%

129,108	FBR Capital Markets Corporation	1,709,390

	Communications Equipment – 4.3%

68,800	Arris International PLC, (2)	1,949,104

300,000	Mitel Networks Corporation, (2)	2,208,000
	Total Communications Equipment	4,157,104

	Consumer Finance – 2.8%

48,400	Discover Financial Services	2,737,020

	Electric Utilities – 0.7%

10,000	Edison International	722,500

	Electronic Equipment, Instruments & Components – 4.8%

26,500	Coherent Inc., (2)	2,929,310

114,300	VeriFone Holdings Inc., (2)	1,799,082
	Total Electronic Equipment, Instruments & Components	4,728,392

	Food Products – 4.3%

74,000	Aryzta AG	1,631,700

105,400	Orkla ASA, (3)	1,092,998

16,800	Treehouse Foods Inc., (2)	1,464,792
	Total Food Products	4,189,490

	Health Care Providers & Services – 1.0%

7,720	CIGNA Corporation	1,006,070

	Industrial Conglomerates – 2.2%

71,900	Philips Electronics	2,127,521

NUVEEN	19

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance – 10.4%

26,000	AON PLC	$2,924,740

9,100	Axis Capital Holdings Limited	494,403

44,850	CNA Financial Corporation	1,543,289

13,000	Reinsurance Group of America Inc.	1,403,220

107,900	Unum Group	3,809,949
	Total Insurance	10,175,601

	Life Sciences Tools & Services – 3.3%

19,550	Bio-Rad Laboratories Inc., (2)	3,202,486

	Machinery – 3.3%

25,500	Ingersoll Rand Company Limited, Class A	1,732,470

57,700	Terex Corporation	1,466,157
	Total Machinery	3,198,627

	Media – 4.5%

72,500	Interpublic Group of Companies, Inc.	1,620,375

72,200	Viacom Inc., Class B	2,750,820
	Total Media	4,371,195

	Multiline Retail – 1.7%

24,700	Target Corporation	1,696,396

	Oil, Gas & Consumable Fuels – 13.1%

55,500	Cheniere Energy Inc., (2)	2,419,800

42,500	EQT Corporation	3,086,350

39,800	Hess Corporation	2,134,076

30,800	Occidental Petroleum Corporation	2,245,936

15,000	Phillips 66	1,208,250

61,100	Suncor Energy, Inc.	1,697,358
	Total Oil, Gas & Consumable Fuels	12,791,770

	Pharmaceuticals – 6.8%

37,800	GlaxoSmithKline PLC	1,630,314

54,200	Impax Laboratories Inc., (2)	1,284,540

40,200	Pfizer Inc.	1,361,574

52,400	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,410,924
	Total Pharmaceuticals	6,687,352

	Real Estate Investment Trusts – 7.9%

95,000	Brandywine Realty Trust	1,483,900

85,000	Colony Financial Inc.	1,549,550

136,000	MedEquities Realty Trust, Inc., (2)	1,598,000

69,900	Paramount Group Inc.	1,145,661

51,600	PennyMac Mortgage Investment Trust	803,928

20	NUVEEN

Shares	Description (1)			Value

	Real Estate Investment Trusts (continued)

79,100	Redwood Trust Inc.			$1,120,056
	Total Real Estate Investment Trusts			7,701,095

	Semiconductors & Semiconductor Equipment – 2.3%

105,900	Teradyne Inc.			2,285,322

	Software – 4.6%

83,000	Oracle Corporation			3,260,240

48,300	Symantec Corporation			1,212,330
	Total Software			4,472,570

	Specialty Retail – 1.5%

53,900	GameStop Corporation			1,487,101

	Technology Hardware, Storage & Peripherals – 2.2%

43,200	Electronics For Imaging, (2)			2,113,344
	Total Long-Term Investments (cost $84,386,313)			97,367,159

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

	REPURCHASE AGREEMENTS – 0.4%

$398	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $397,996, collateralized by $360,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $407,700	0.030%	10/03/16	$397,995
	Total Short-Term Investments (cost $397,995)			397,995
	Total Investments (cost $84,784,308) – 100.0%			97,765,154
	Other Assets Less Liabilities – 0.0%			7,325
	Net Assets – 100%			$97,772,479

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	21

Nuveen NWQ Multi-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$96,274,161	$1,092,998	$—	$97,367,159
Short-Term Investments:
Repurchase Agreements	—	397,995	—	397,995
Total	$96,274,161	$1,490,993	$—	$97,765,154

The table below presents the transfers in and out of the three valuation levels for the Funds as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(1,092,998)	$1,092,998	$—	$—	$—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $84,826,072.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$17,447,719
Depreciation	(4,508,637)
Net unrealized appreciation (depreciation) of investments	$12,939,082

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

ADR	American Depositary Receipt

22	NUVEEN

Nuveen NWQ Large-Cap Value Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.2%

	COMMON STOCKS – 98.2%

	Aerospace & Defense – 2.0%

14,830	Raytheon Company	$2,018,808

	Airlines – 1.9%

51,200	Southwest Airlines Co.	1,991,168

	Automobiles – 2.5%

82,500	General Motors Company	2,621,025

	Banks – 15.2%

104,500	CIT Group Inc.	3,793,350

93,720	Citigroup Inc.	4,426,394

92,000	ING Groep N.V.	1,135,280

51,720	JPMorgan Chase & Co.	3,444,035

11,300	PNC Financial Services Group, Inc.	1,018,017

39,700	Wells Fargo & Company	1,757,916
	Total Banks	15,574,992

	Capital Markets – 1.5%

22,700	State Street Corporation	1,580,601

	Communications Equipment – 2.5%

54,500	Cisco Systems, Inc.	1,728,740

115,100	Ericsson	829,871
	Total Communications Equipment	2,558,611

	Consumer Finance – 4.6%

49,900	Discover Financial Services	2,821,845

67,597	Synchrony Financial	1,892,716
	Total Consumer Finance	4,714,561

	Electric Utilities – 0.9%

12,300	Edison International	888,675

	Food & Staples Retailing – 2.2%

25,700	CVS Health Corporation	2,287,043

	Health Care Providers & Services – 1.4%

10,700	CIGNA Corporation	1,394,424

	Industrial Conglomerates – 4.4%

69,330	General Electric Company	2,053,555

83,000	Philips Electronics	2,455,970
	Total Industrial Conglomerates	4,509,525

NUVEEN	23

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance – 10.0%

27,400	AON PLC	$3,082,226

10,400	Axis Capital Holdings Limited	565,032

53,680	MetLife, Inc.	2,385,002

119,000	Unum Group	4,201,890
	Total Insurance	10,234,150

	Internet Software & Services – 2.2%

2,780	Alphabet Inc., Class A, (2)	2,235,287

	IT Services – 1.2%

30,000	PayPal Holdings, Inc., (2)	1,229,100

	Life Sciences Tools & Services – 0.6%

4,000	Bio-Rad Laboratories Inc., (2)	655,240

	Machinery – 2.1%

31,270	Ingersoll Rand Company Limited, Class A	2,124,484

	Media – 7.1%

78,630	Interpublic Group of Companies, Inc.	1,757,381

28,200	Time Warner Inc.	2,245,002

86,800	Viacom Inc., Class B	3,307,080
	Total Media	7,309,463

	Multiline Retail – 3.5%

44,900	Macy’s, Inc.	1,663,545

28,300	Target Corporation	1,943,644
	Total Multiline Retail	3,607,189

	Oil, Gas & Consumable Fuels – 14.3%

63,800	Cheniere Energy Inc., (2)	2,781,680

45,000	EQT Corporation	3,267,900

41,900	Hess Corporation	2,246,678

38,405	Occidental Petroleum Corporation	2,800,493

21,000	Phillips 66	1,691,550

67,000	Suncor Energy, Inc.	1,861,260
	Total Oil, Gas & Consumable Fuels	14,649,561

	Pharmaceuticals – 6.9%

54,600	GlaxoSmithKline PLC	2,354,898

66,000	Pfizer Inc.	2,235,420

55,300	Teva Pharmaceutical Industries Limited, Sponsored ADR	2,544,353
	Total Pharmaceuticals	7,134,671

	Road & Rail – 1.9%

20,500	Union Pacific Corporation	1,999,365

24	NUVEEN

Shares	Description (1)			Value

	Semiconductors & Semiconductor Equipment – 2.1%

98,800	Teradyne Inc.			$2,132,104

	Software – 6.4%

21,000	Microsoft Corporation			1,209,600

103,000	Oracle Corporation			4,045,840

53,400	Symantec Corporation			1,340,340
	Total Software			6,595,780

	Tobacco – 0.8%

8,820	Philip Morris International			857,480
	Total Long-Term Investments (cost $71,721,285)			100,903,307

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.2%

	REPURCHASE AGREEMENTS – 1.2%

$1,232	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $1,231,521, collateralized by $1,080,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $1,260,900	0.030%	10/03/16	$1,231,518
	Total Short-Term Investments (cost $1,231,518)			1,231,518
	Total Investments (cost $72,952,803) – 99.4%			102,134,825
	Other Assets Less Liabilities – 0.6%			602,064
	Net Assets – 100%			$102,736,889

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$100,903,307	$—	$—	$100,903,307
Short-Term Investments:
Repurchase Agreements	—	1,231,518	—	1,231,518
Total	$100,903,307	$1,231,518	$—	$102,134,825

NUVEEN	25

Nuveen NWQ Large-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $73,110,957.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$29,744,430
Depreciation	(720,562)
Net unrealized appreciation (depreciation) of investments	$29,023,868

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

ADR	American Depositary Receipt

26	NUVEEN

Nuveen NWQ Small/Mid-Cap Value Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.1%

	COMMON STOCKS – 94.1%

	Aerospace & Defense – 2.0%

13,647	Orbital ATK, Inc.	$1,040,311

	Automobiles – 1.5%

14,945	Harley-Davidson, Inc.	785,957

	Banks – 9.3%

26,885	Ameris Bancorp.	939,631

31,975	Capital Bank Financial Corporation, Class A	1,026,717

44,980	Heritage Financial Corporation	807,391

20,590	Pacwest Bancorp.	883,517

31,135	Western Alliance Bancorporation, (2)	1,168,808
	Total Banks	4,826,064

	Communications Equipment – 5.6%

16,025	Arris International PLC, (2)	453,988

8,342	Lumentum Holdings Inc., (2)	348,445

282,110	Mitel Networks Corporation, (2)	2,076,330
	Total Communications Equipment	2,878,763

	Containers & Packaging – 1.0%

6,790	Avery Dennison Corporation	528,194

	Electric Utilities – 1.0%

19,165	Great Plains Energy Incorporated	523,013

	Electrical Equipment – 3.7%

27,665	EnerSys	1,914,141

	Electronic Equipment, Instruments & Components – 3.7%

17,190	Coherent Inc., (2)	1,900,183

	Food Products – 4.9%

22,740	John B Sanfillippo & Son, Inc.	1,167,244

15,800	Treehouse Foods Inc., (2)	1,377,602
	Total Food Products	2,544,846

	Gas Utilities – 1.9%

13,325	Atmos Energy Corporation	992,313

	Household Durables – 9.3%

46,412	La Z Boy Inc.	1,139,879

76,300	Taylor Morrison, (2)	1,342,880

95,860	Tri Pointe Group, Incorporated, (2)	1,263,435

NUVEEN	27

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

14,210	Universal Electronics Inc., (2)	$1,058,077
	Total Household Durables	4,804,271

	Insurance – 3.7%

23,120	Axis Capital Holdings Limited	1,256,110

6,220	Reinsurance Group of America Inc.	671,387
	Total Insurance	1,927,497

	IT Services – 1.0%

6,495	Euronet Worldwide, Inc., (2)	531,486

	Life Sciences Tools & Services – 5.0%

12,420	Bio-Rad Laboratories Inc., (2)	2,034,520

23,430	Bruker Biosciences Corporation	530,689
	Total Life Sciences Tools & Services	2,565,209

	Machinery – 2.9%

16,095	Albany International Corporation, Class A	682,106

12,800	Woodward Governor Company	799,744
	Total Machinery	1,481,850

	Metals & Mining – 2.6%

43,020	Materion Corporation	1,321,144

	Multiline Retail – 1.4%

77,985	Freds Inc.	706,544

	Multi-Utilities – 1.7%

36,165	NiSource Inc.	871,938

	Paper & Forest Products – 5.0%

37,155	Boise Cascade Company, (2)	943,737

7,195	Deltic Timber Corporation	487,317

25,325	Glatfelter	549,046

33,130	Louisiana-Pacific Corporation, (2)	623,838
	Total Paper & Forest Products	2,603,938

	Personal Products – 1.7%

27,583	Inter Parfums, Inc.	890,103

	Professional Services – 0.5%

6,200	ICF International, Inc., (2)	274,784

	Real Estate Management & Development – 8.4%

90,795	Brandywine Realty Trust	1,418,218

114,680	Forestar Real Estate Group Inc., (2)	1,342,903

85,200	Ramco-Gershenson Properties Trust	1,596,648
	Total Real Estate Management & Development	4,357,769

28	NUVEEN

Shares	Description (1)			Value

	Road & Rail – 1.0%

23,660	Marten Transport, Ltd.			$496,860

	Semiconductors & Semiconductor Equipment – 8.3%

336,365	Lattice Semiconductor Corporation, (2)			2,183,009

12,905	Microsemi Corporation, (2)			541,752

73,705	Teradyne Inc.			1,590,554
	Total Semiconductors & Semiconductor Equipment			4,315,315

	Specialty Retail – 4.3%

26,265	GameStop Corporation			724,651

74,935	Haverty Furniture Companies Inc.			1,501,697
	Total Specialty Retail			2,226,348

	Technology Hardware, Storage & Peripherals – 2.7%

28,180	Electronics For Imaging, (2)			1,378,566
	Total Long-Term Investments (cost $41,607,995)			48,687,407

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.3%

	REPURCHASE AGREEMENTS – 6.3%

$3,247	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $3,246,558, collateralized by $2,840,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $3,315,700	0.030%	10/03/16	$3,246,550
	Total Short-Term Investments (cost $3,246,550)			3,246,550
	Total Investments (cost $44,854,545) – 100.4%			51,933,957
	Other Assets Less Liabilities – (0.4)%			(216,469)
	Net Assets – 100%			$51,717,488

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	29

Nuveen NWQ Small/Mid-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$48,687,407	$—	$—	$48,687,407
Short-Term Investments:
Repurchase Agreements	—	3,246,550	—	3,246,550
Total	$48,687,407	$3,246,550	$—	$51,933,957

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $45,766,971.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$8,488,089
Depreciation	(2,321,103)
Net unrealized appreciation (depreciation) of investments	$6,166,986

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

30	NUVEEN

Nuveen NWQ Small-Cap Value Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 93.7%

	COMMON STOCKS – 93.7%

	Aerospace & Defense – 2.0%

173,320	Orbital ATK, Inc.	$13,212,184

	Apparel, Accessories & Luxury Goods – 0.5%

517,970	Vince Holding Company, (2)	2,921,351

	Auto Components – 2.8%

979,292	Stoneridge Inc., (2)	18,018,973

	Banks – 12.0%

339,745	Ameris Bancorp.	11,874,088

492,810	Capital Bank Financial Corporation, Class A	15,824,129

525,660	Heritage Financial Corporation	9,435,597

349,715	Pacwest Bancorp.	15,006,271

228,100	The Bank of NT Butterfield and Son Limited, (2)	5,647,756

547,440	Western Alliance Bancorporation, (2)	20,550,897
	Total Banks	78,338,738

	Communications Equipment – 3.8%

3,388,575	Mitel Networks Corporation, (2)	24,939,912

	Electric Utilities – 2.2%

447,780	PNM Resources Inc.	14,651,362

	Electrical Equipment – 2.9%

268,970	EnerSys	18,610,034

	Electronic Equipment, Instruments & Components – 7.1%

217,715	Coherent Inc., (2)	24,066,215

381,240	Kimball Electronics Inc., (2)	5,283,986

985,533	Novanta, Inc., (2)	17,098,997
	Total Electronic Equipment, Instruments & Components	46,449,198

	Food Products – 7.6%

287,345	John B Sanfillippo & Son, Inc.	14,749,419

1,311,122	Landec Corporation, (2)	17,582,146

199,635	Treehouse Foods Inc., (2)	17,406,176
	Total Food Products	49,737,741

	Health Care Equipment & Supplies – 3.0%

220,685	Analogic Corporation	19,552,691

	Household Durables – 7.5%

656,849	Hooker Furniture Corporation	16,086,232

NUVEEN	31

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Household Durables (continued)

960,365	Taylor Morrison, (2)	$16,902,424

1,203,150	Tri Pointe Group, Incorporated, (2)	15,857,517
	Total Household Durables	48,846,173

	IT Services – 1.1%

90,666	Euronet Worldwide, Inc., (2)	7,419,199

	Machinery – 1.4%

215,875	Albany International Corporation, Class A	9,148,783

	Metals & Mining – 2.2%

470,465	Materion Corporation	14,447,980

	Multiline Retail – 1.4%

989,370	Freds Inc.	8,963,692

	Paper & Forest Products – 5.9%

455,235	Boise Cascade Company, (2)	11,562,969

84,545	Deltic Timber Corporation	5,726,233

318,809	Glatfelter	6,911,779

414,270	Louisiana-Pacific Corporation, (2)	7,800,704

83,326	Neenah Paper, Inc.	6,583,587
	Total Paper & Forest Products	38,585,272

	Personal Products – 1.8%

373,077	Inter Parfums, Inc.	12,039,195

	Pharmaceuticals – 1.0%

279,080	Impax Laboratories Inc., (2)	6,614,196

	Professional Services – 1.0%

262,164	GP Strategies Corporation, (2)	6,454,478

	Real Estate Investment Trusts – 5.7%

1,128,630	Brandywine Realty Trust	17,629,201

1,061,845	Ramco-Gershenson Properties Trust	19,898,975
	Total Real Estate Investment Trusts	37,528,176

	Real Estate Management & Development – 2.6%

1,433,045	Forestar Real Estate Group Inc., (2)	16,780,957

	Road & Rail – 0.9%

286,218	Marten Transport, Ltd.	6,010,578

	Semiconductors & Semiconductor Equipment – 9.4%

1,142,585	Entegris Inc., (2)	19,903,831

613,565	Integrated Device Technology, Inc., (2)	14,173,352

4,259,934	Lattice Semiconductor Corporation, (2)	27,646,971
	Total Semiconductors & Semiconductor Equipment	61,724,154

32	NUVEEN

Shares	Description (1)			Value

	Specialty Retail – 2.3%

329,820	GameStop Corporation			$9,099,734

282,740	Select Comfort Corporation, (2)			6,107,184
	Total Specialty Retail			15,206,918

	Technology Hardware, Storage & Peripherals – 4.2%

429,515	Cray, Inc., (2)			10,110,783

355,750	Electronics For Imaging, (2)			17,403,290
	Total Technology Hardware, Storage & Peripherals			27,514,073

	Thrifts & Mortgage Finance – 1.4%

359,420	HomeStreet Inc.			9,007,065
	Total Long-Term Investments (cost $525,510,786)			612,723,073

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 6.0%

	REPURCHASE AGREEMENTS – 6.0%

$39,548	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $39,548,112, collateralized by $35,620,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $40,339,650	0.030%	10/03/16	$39,548,013
	Total Short-Term Investments (cost $39,548,013)			39,548,013
	Total Investments (cost $565,058,799) – 99.7%			652,271,086
	Other Assets Less Liabilities – 0.3%			1,880,011
	Net Assets – 100%			$654,151,097

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	33

Nuveen NWQ Small-Cap Value Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$612,723,073	$—	$—	$612,723,073
Short-Term Investments:
Repurchase Agreements	—	39,548,013	—	39,548,013
Total	$612,723,073	$39,548,013	$—	$652,271,086

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $567,552,748.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$109,495,310
Depreciation	(24,776,972)
Net unrealized appreciation (depreciation) of investments	$84,718,338

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

34	NUVEEN

Nuveen Tradewinds Value Opportunities Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 96.8%

	COMMON STOCKS – 89.1%

	Air Freight & Logistics – 2.6%

93,900	Deutsche Post AG, (2)	$2,939,864

26,800	United Parcel Service, Inc., Class B	2,930,848
	Total Air Freight & Logistics	5,870,712

	Airlines – 0.8%

19,800	Copa Holdings SA	1,741,014

	Automobiles – 0.7%

23,000	Daimler AG, (2)	1,622,135

	Banks – 9.5%

140,700	CIT Group Inc.	5,107,410

165,900	Citigroup Inc.	7,835,457

200,100	ING Groep N.V.	2,470,356

49,700	JPMorgan Chase & Co.	3,309,523

51,600	Wells Fargo & Company	2,284,848
	Total Banks	21,007,594

	Biotechnology – 1.3%

44,000	AbbVie Inc.	2,775,080

	Capital Markets – 1.8%

182,300	Ares Capital Corporation	2,825,650

93,100	UBS Group AG, (2)	1,271,788
	Total Capital Markets	4,097,438

	Chemicals – 0.6%

235,600	CVR Partners LP	1,248,680

	Communications Equipment – 1.9%

97,900	Cisco Systems, Inc.	3,105,388

148,900	Ericsson LM, Class B Shares, (2)	1,075,100
	Total Communications Equipment	4,180,488

	Diversified Financial Services – 1.8%

187,800	Challenger Limited, (2)	1,470,608

30,500	Deutsche Boerse AG, (2), (3)	2,475,631
	Total Diversified Financial Services	3,946,239

	Diversified Telecommunication Services – 4.7%

97,800	CenturyLink Inc.	2,682,654

88,600	Nippon Telegraph and Telephone Corporation, ADR, (2)	4,052,205

84,100	Telefonica Brasil SA	1,214,118

45,556	Verizon Communications Inc.	2,368,001
	Total Diversified Telecommunication Services	10,316,978

NUVEEN	35

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities – 4.3%

38,537	Edison International	$2,784,298

498,700	EDP – Energias de Portugal, S.A., (2)	1,673,640

150,800	Exelon Corporation	5,020,132
	Total Electric Utilities	9,478,070

	Electrical Equipment – 1.0%

33,800	Eaton PLC	2,220,998

	Energy Equipment & Services – 1.3%

35,400	Schlumberger Limited	2,783,856

	Food & Staples Retailing – 1.4%

34,700	CVS Health Corporation	3,087,953

	Food Products – 1.3%

285,100	Orkla ASA, (2)	2,952,282

	Hotels, Restaurants & Leisure – 0.7%

26,900	Cedar Fair LP	1,541,101

	Household Durables – 0.7%

92,000	Sekisui House, Ltd., (2)	1,567,374

	Industrial Conglomerates – 4.4%

222,700	General Electric Company	6,596,374

66,000	Koninklijke Philips Electronics NV, (2)	1,952,909

10,700	Siemens AG, Sponsored ADR, (2)	1,254,684
	Total Industrial Conglomerates	9,803,967

	Insurance – 9.4%

51,100	Ageas, (2)	1,868,388

14,300	Allianz AG ORD Shares, (2)	2,125,124

95,500	American International Group, Inc.	5,666,970

48,300	CNA Financial Corporation	1,662,003

31,000	Swiss Re AG, (2)	2,799,870

186,300	Unum Group	6,578,254
	Total Insurance	20,700,609

	Internet Software & Services – 2.3%

6,600	Alphabet Inc., Class C Shares, (3)	5,130,114

	Media – 6.2%

199,800	Interpublic Group of Companies, Inc.	4,465,530

99,200	National CineMedia, Inc.	1,460,224

33,900	ProSiebenSat.1 Media AG, (2)	1,453,467

45,000	Time Warner Inc.	3,582,450

70,900	Viacom Inc., Class B	2,701,290
	Total Media	13,662,961

36	NUVEEN

Shares	Description (1)	Value

	Multiline Retail – 1.4%

44,300	Target Corporation	$3,042,524

	Multi-Utilities – 1.4%

131,500	Veolia Environment S.A., ADR, (2)	3,029,968

	Oil, Gas & Consumable Fuels – 4.4%

65,500	Exxon Mobil Corporation	5,716,840

35,800	Phillips 66	2,883,690

24,000	Total SA, (2)	1,141,453
	Total Oil, Gas & Consumable Fuels	9,741,983

	Pharmaceuticals – 7.6%

100,400	AstraZeneca PLC	3,299,144

190,700	GlaxoSmithKline PLC, (2)	4,061,629

83,177	Impax Laboratories Inc., (3)	1,971,295

164,200	Pfizer Inc.	5,561,455

7,900	Roche Holdings AG, Sponsored ADR, (2)	1,963,137
	Total Pharmaceuticals	16,856,660

	Real Estate Investment Trusts – 2.2%

38,400	Apartment Investment & Management Company, Class A	1,762,944

101,200	Paramount Group Inc.	1,658,668

86,900	PennyMac Mortgage Investment Trust	1,353,902
	Total Real Estate Investment Trusts	4,775,514

	Road & Rail – 3.2%

160,300	CSX Corporation	4,889,150

22,700	Union Pacific Corporation	2,213,931
	Total Road & Rail	7,103,081

	Semiconductors & Semiconductor Equipment – 0.7%

91,400	Infineon Technologies AG, (2)	1,629,800

	Software – 4.9%

69,100	Microsoft Corporation	3,980,160

174,604	Oracle Corporation	6,858,445
	Total Software	10,838,605

	Specialty Retail – 0.9%

72,300	GameStop Corporation	1,994,757

	Technology Hardware, Storage & Peripherals – 2.2%

42,400	Apple, Inc.	4,793,320

	Tobacco – 1.5%

63,700	Imperial Brands PLC, (2)	3,278,678
	Total Common Stocks (cost $184,732,351)	196,820,533

NUVEEN	37

Nuveen Tradewinds Value Opportunities Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 5.2%

	Banks – 1.3%

1,145	Bank of America Corporation	7.250%		BB+	$1,397,862

1,050	Wells Fargo & Company	7.500%		BBB	1,374,030
	Total Banks				2,771,892

	Diversified Telecommunication Services – 0.9%

25,000	Frontier Communications Corporation	11.125%		N/R	2,097,750

	Pharmaceuticals – 3.0%

8,185	Teva Pharmaceutical Industries Limited, (2)	7.000%		N/R	6,626,576
	Total Convertible Preferred Securities (cost $12,120,676)				11,496,218

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.6%

	Consumer Finance – 0.6%

55,500	GMAC Capital Trust I	6.672%		B+	$1,410,255
	Total $25 Par (or similar) Retail Preferred (cost $1,411,365)				1,410,255

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 1.9%

	Banks – 1.3%

$1,304	Bank of America Corporation	6.500%	N/A (5)	BB+	$1,412,395

1,400	Citigroup Inc.	5.800%	N/A (5)	BB+	1,408,750
	Total Banks				2,821,145

	Electric Utilities – 0.6%

1,300	Emera, Inc.	6.750%	6/15/76	BBB–	1,398,150
$4,004	Total $1,000 Par (or similar) Institutional Preferred (cost $4,232,240)				4,219,295
	Total Long-Term Investments (cost $202,496,632)				213,946,301

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.9%

	REPURCHASE AGREEMENTS – 2.9%

$6,324	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $6,324,182 collateralized by: $5,565,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $6,302,363 and $130,000 U.S. Treasury Bonds, 3.000%, due 11/15/45, value $151,775	0.030%	10/03/16		$6,324,166
	Total Short-Term Investments (cost $6,324,166)				6,324,166
	Total Investments (cost $208,820,798) – 99.7%				220,270,467
	Other Assets Less Liabilities – 0.3%				662,623
	Net Assets – 100%				$220,933,090

38	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$149,160,799	$47,659,734	$—	$196,820,533
Convertible Preferred Securities	4,869,642	6,626,576	—	11,496,218
$25 Par (or similar) Retail Preferred	1,410,255	—	—	1,410,255
$1,000 Par (or similar) Institutional Preferred	—	4,219,295	—	4,219,295
Short-Term Investments:
Repurchase Agreements	—	6,324,166	—	6,324,166
Total	$155,440,696	$64,829,771	$—	$220,270,467

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments was $209,199,977.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$17,845,792
Depreciation	(6,775,302)
Net unrealized appreciation (depreciation) of investments	$11,070,490

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Perpetual security. Maturity date is not applicable.

ADR	American Depositary Receipt

NUVEEN	39

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016